Note 36 - Related Party Transactions - Summary of Transactions with Related Party Pension Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Summary of Transactions with Related Party Pension Plans
Equity shares issued by the Group held in plan assets	€ 0	€ 0
Other assets	1	5
Fees paid from plan assets to asset managers of the Group	21	20
Market value of derivatives with a counterparty of the Group	698	1,389
Notional amount of derivatives with a counterparty of the Group	€ 8,146	€ 12,888